COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
19.	COMMITMENTS AND CONTINGENCIES

Purchase commitments

On May 30, 2024, the Group entered into a non-cancelable one-year internet data center service agreements pursuant to which the Group has total contractual minimum purchase commitments amounting to RMB600,000 (US$82,200). As of December 31, 2024, the remaining purchase commitment is RMB252,912 (US$34,649).

Contingencies

The Group is currently not involved in legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.